Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica PrincipiumSM IV Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated August 17, 2020

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide rider fee percentages, valuation frequency, minimum benefit age, protection level percentages, required allocations, and the withdrawal percentages that we are currently offering for the Transamerica Principal OptimizerSM rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after September 1, 2020.

The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.

For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners. In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee, protection level and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up or an optional reset as described in the Automatic Step-Up and Optional Reset sections of Your prospectus. At the time of an automatic step-up or an optional reset the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected. At the time of an optional reset the protection level percentage may decrease but will never be less than the minimum protection level percentage in effect when the rider was elected.) The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of Your policy.

RIDER FEE

Waiting Period	Single and Joint Life
10 Years	1.35%
7 Years	1.35%

VALUATION FREQUENCY

Annually

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

MINIMUM BENEFIT AGE

59

PROTECTION LEVEL PERCENTAGE

Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
10 Years	100%	80%
7 Years	90%	80%

REQUIRED ALLOCATIONS

10 and 7 Year Waiting Periods	Premium Allocation Requirement		Rebalance Allocation Requirement
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

*	The stable account is excluded from rebalancing

WITHDRAWAL PERCENTAGES

Age	10 and 7 Year Waiting Periods
	Single**	Joint**
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
81+	5.50%	5.00%

**

The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233840	Transamerica AxiomSM III Variable Annuity	333-233841
Transamerica I-Share II Variable Annuity	333-233843	Transamerica PrincipiumSM IV Variable Annuity	333-233842

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica PrincipiumSM IV Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated August 17, 2020

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages that we are offering for the Retirement Income Max® 1.2 rider as described in the prospectus.

The information listed below applies to applications singed on or after and rider election forms received on or after September 1, 2020.

The rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.

For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus). At the time of an automatic step-up the rider fee percentage may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider). The growth duration and percentage, minimum benefit age and valuation frequency will not change for the life of Your policy.

RIDER FEE

Single Life	Joint Life
1.50%	1.60%

GROWTH PERCENTAGE

5.00%

GROWTH DURATION

10 Years

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

VALUATION FREQUENCY

Annually

MINIMUM BENEFIT AGE

Single Life	Joint Life
59	59

SINGLE LIFE WITHDRAWAL PERCENTAGES

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*
0-58	0.00%
59-64	3.75%
65-80	5.00%
≥ 81	5.50%

JOINT LIFE WITHDRAWAL PERCENTAGES

Age at time of first withdrawal	Withdrawal Percentage - Joint Life Option*
0-58	0.00%
59-64	3.25%
65-80	4.50%
≥ 81	5.00%

*

The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number

Transamerica B-Share Variable Annuity	333-233840	Transamerica AxiomSM III Variable Annuity	333-233841

Transamerica I-Share II Variable Annuity	333-233843	Transamerica PrincipiumSM IV Variable Annuity	333-233842

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica PrincipiumSM IV Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated August 17, 2020

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee percentage, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.7 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after September 1, 2020.

The rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus). At the time of an automatic step-up the rider fee percentage and the rider withdrawal percentages may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider). The growth duration and percentage, minimum benefit age and valuation frequency will not change for the life of Your policy.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%

GROWTH PERCENTAGE

5.00%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH DURATION

10 Years

VALUATION FREQUENCY

Annually

MINIMUM BENEFIT AGE

59

WITHDRAWAL PERCENTAGES

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
≥81	5.25%	4.75%

*

The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number

Transamerica B-Share Variable Annuity	333-233840	Transamerica AxiomSM III Variable Annuity	333-233841

Transamerica I-Share II Variable Annuity	333-233843	Transamerica PrincipiumSM IV Variable Annuity	333-233842

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica PrincipiumSM IV Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated August 17, 2020

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages that we are currently offering for the Transamerica Income EdgeSM 1.2 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after September 1, 2020.

The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.

For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus. At the time of an automatic step-up the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected). The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of Your policy.

RIDER FEE

Single	Joint
1.45%	1.55%

VALUATION FREQUENCY

Annually

MINIMUM BENEFIT AGE

59

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

*	The stable account is excluded from rebalancing

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage Single Life Option**	Rider Years 6-10 Withdrawal Percentage Single Life Option**	Rider Years 11+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.75%	4.25%	4.75%
65-80	5.00%	5.50%	6.00%
≥ 81	5.50%	6.00%	6.50%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage Joint Life Option**	Rider Years 6-10 Withdrawal Percentage Joint Life Option**	Rider Years 11+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.25%	3.75%	4.25%
65-80	4.50%	5.00%	5.50%
≥ 81	5.00%	5.50%	6.00%

**

The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233840	Transamerica AxiomSM III Variable Annuity	333-233841
Transamerica I-Share II Variable Annuity	333-233843	Transamerica PrincipiumSM IV Variable Annuity	333-233842

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2